Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating lease – operating cash flows	$ 203,978	$ 39,660	$ 251,988	$ 47,885